Fair Value Measurements - Summary of Fair Value of The Derivative Warrant Liabilities (Detail) - Warrants [Member] - Level 3 [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 22,003,330
Issuance of Public and Private Warrants - Level 3	43,100,000
Change in fair value of derivative warrant liabilities	7,270,000	6,657,450
Transfers of Public Warrants to Level 1 measurement	(28,366,670)
Ending balance	$ 22,003,330	$ 28,660,780